Operating expenses - Average number of employees (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee
Number and average number of employees
Average number of employees	60,700	61,500	60,000
Average number of temporary employees	1,400	2,100	2,500
Number of employees	59,700	61,600	61,000
Other administrative expenses | £	£ (1,677)	£ (1,899)	£ (1,925)
UK
Number and average number of employees
Number of employees	40,100	41,500	41,200
INDIA
Number and average number of employees
Number of employees	17,600	16,900	15,700
POLAND
Number and average number of employees
Number of employees	800	1,500	1,500
USA
Number and average number of employees
Number of employees	300	300	300
Republic of Ireland
Number and average number of employees
Number of employees	100	400	1,400
Rest of the World
Number and average number of employees
Number of employees	800	1,000	900
Ulster Bank RoI
Number and average number of employees
Number of employees	200	500	2,200
Operating segment | Retail Banking
Number and average number of employees
Number of employees	13,000	14,300	15,100
Operating segment | Private Banking
Number and average number of employees
Number of employees	2,200	2,400	2,300
Operating segment | Commercial & Institutional
Number and average number of employees
Number of employees	12,700	12,400	12,200
Operating segment | Central items & other
Number and average number of employees
Number of employees	31,800	32,500	31,400
Discontinued operations | Ulster Bank RoI
Number and average number of employees
Number of employees	0	0	400